Quarterly Financial Information (unaudited)	3 Months Ended
Mar. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (unaudited)
18.	Quarterly Financial Information (unaudited)

	First Quarter Ended March 31, 2013	Second Quarter Ended June 30, 2013	Third Quarter Ended September 30, 2013	Fourth Quarter Ended December 31, 2013
Revenue	$3,674	$3,891	$3,400	$3,766
Operating expenses:
Research and development	7,079	9,845	9,343	7,697
General and administrative	2,042	2,059	2,077	1,345
Amortization of intangible asset	2,181	2,180	2,180	2,181
Impairment charge	—	—	—	1,732

Total operating expenses	11,302	14,084	13,600	12,955
Loss from operations	(7,628)	(10,193)	(10,200)	(9,189)
Interest income	23	14	6	3
Interest expense	(440)	(393)	(342)	(292)
Other (expense) income	(2)	10	7	(1)

Net loss before benefit for income taxes	(8,047)	(10,562)	(10,529)	(9,479)
Benefit for income taxes	—	—	—	—

Net loss	$(8,047)	$(10,562)	$(10,529)	$(9,479)

Net loss per share—basic and diluted	$(0.38)	$(0.49)	$(0.46)	$(0.37)

Weighted-average number of common shares used in net loss per share calculation—basic and diluted	21,204,220	21,704,432	22,931,109	25,840,014

Comprehensive loss	$(8,053)	$(10,567)	$(10,528)	$(9,479)

	First Quarter Ended March 31, 2012	Second Quarter Ended June 30, 2012	Third Quarter Ended September 30, 2012	Fourth Quarter Ended December 31, 2012
Revenue	$2,320	$2,924	$3,518	$3,788
Operating expenses:
Research and development	10,582	9,861	12,050	8,930
General and administrative	2,663	2,308	2,201	1,805
Amortization of intangible asset	973	973	974	972
Restructuring	1,101	28	(17)	(18)

Total operating expenses	15,319	13,170	15,208	11,689
Loss from operations	(12,999)	(10,246)	(11,690)	(7,901)
Interest income	41	44	35	30
Interest expense	(591)	(563)	(532)	(487)
Other income	7	—	13	71

Net loss before benefit for income taxes	(13,542)	(10,765)	(12,174)	(8,287)
Benefit for income taxes	—	441	—	—

Net loss	$(13,542)	$(10,324)	$(12,174)	$(8,287)

Net loss per share—basic and diluted	$(0.78)	$(0.54)	$(0.59)	$(0.39)

Weighted-average number of common shares used in net loss per share calculation—basic and diluted	17,298,345	18,955,010	20,760,483	21,164,974

Comprehensive loss	$(13,520)	$(10,331)	$(12,171)	$(8,287)